SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		3 Months Ended	12 Months Ended
	Apr. 01, 2025 USD ($)	Jun. 30, 2026 USD ($) segment shares	Mar. 31, 2026 USD ($) segment shares	Jun. 30, 2026 HKD ($) shares	Mar. 31, 2026 HKD ($) shares	Apr. 09, 2025 USD ($)	Mar. 31, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of operating segments (in segment) | segment		1	1
Cash and cash equivalents		$ 8,807					$ 17,221
Cash held in the Trust Account		35,598,437	60,147,604
Deposit		64,000	64,000	$ 500,000	$ 500,000
Cash and Cash Equivalent		$ 8,807	$ 8,846				17,221
Ordinary shares subject to possible redemption (in Shares) | shares		5,750,000	5,750,000	5,750,000	5,750,000
Accretion of carrying value to redemption value		$ 768,510
Transaction costs amounted			$ 3,570,651
Deferred offering costs			0				222,095
Deferred offering costs			306,005
Accretion of ordinary shares subject to redemption			5,677,795
Subsequent measurement of ordinary shares subject to possible redemption			2,197,604
HONG KONG
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and Cash Equivalent		$ 8,807	8,846				$ 17,221
IPO [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and cash equivalents	$ 809,914
Deposit						$ 57,500,000
Transaction costs amounted	3,570,651
Underwriting commissions paid	1,006,256		1,006,256
Representative shares amount	230,000		230,000
Deferred offering costs	451,795		451,795
Deferred offering costs			3,264,646
Over-Allotment Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Underwriting commissions paid	$ 2,112,600		$ 2,112,600
Ordinary Shares [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Public shares sold (in Shares) | shares		5,750,000	5,750,000